Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information

Changes in working capital

	2017	2016
	$	$
Trade and other receivables	(10,092)	(3,134)
Financial and other assets	(427)	209
Income tax receivable	61	1,050
Inventories	(1,624)	(4,874)
Accounts payable and accrued liabilities	5,116	4,164
Income taxes payable	(339)	(115)
Other liabilities	(594)	1,177
	(7,899)	(1,523)